Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Business Combination [Line Items]
Business Combination

3.      Business Combination

On June 30, 2021, the Company completed its acquisition of 100 percent of equity of Global Gaming Enterprises, Inc., a Delaware corporation (“Global Gaming”), which holds 80% of the equity of each of Medios Electronicos y de Comunicacion, S.A.P.I de C.V. (“Aganar”) and JuegaLotto, S.A. de C.V. (“JuegaLotto”). JuegaLotto is federally licensed by the Mexico regulatory authorities with jurisdiction over the ability to sell international lottery games in Mexico through an authorized federal gaming portal and is licensed for games of chance in other countries throughout Latin America. Aganar has been operating in the licensed iLottery market in Mexico since 2007 and is licensed to sell Mexican National Lottery draw games, instant win tickets, and other games of chance online with access to a federally approved online casino and sportsbook gaming license and additionally issues a proprietary scratch lottery game in Mexico under the brand name Capalli. The opening balance of the acquirees have been included in our consolidated balance sheet since the date of the acquisition. Since the acquirees’ financial statements were denominated in Mexican pesos, the exchange rate of 22.0848 pesos per dollar was used to translate the balances.

The net purchase price was allocated to the assets and liabilities acquired as per the table below. Goodwill represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The fair values of the acquired intangible assets were determined using Level 3 inputs which were not observable in the market.

The total purchase price of $10,989,691, consisting cash of $10,530,000 and 228,702 shares of common stock of Lottery.com at $2.01 per share. The total consideration transferred was approximately $10,055,214, reflecting the purchase price, net of cash on hand at Global Gaming and the principal amount of certain loans acquired. The purchase price is for an 80% ownership interest and is therefore grossed up to $13,215,843 as to reflect the 20% minority interest in the acquirees. The purchase price was allocated to the identified tangible and intangible assets acquired based on their estimated fair values at the acquisition date as follows:

Cash	$517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	$14,155,051

Accounts payable and other liabilities	$(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	$(939,208)

Total net assets of Acquirees	$13,215,843

Goodwill recognized in connection with the acquisition is primarily attributed to an anticipated growing lottery market in Mexico that are expected to be achieved from the integration of these Mexican entities. None of the goodwill is expected to be deductible for income tax purposes.

Following are details of the purchase price allocated to the intangible assets acquired.

Category	Fair Value
Customer Relationships	$410,000
Gaming Licenses	$4,020,000
Trade Names and Trademarks	$2,540,000
Technology	$1,620,000
Total Intangibles	$8,590,000

The following unaudited pro forma condensed consolidated results of operations for the three and nine months ended September 30, 2021 have been prepared as if the acquisition of Global Gaming had occurred on January 1, 2021 and includes adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding. For the three months ending September 30, 2021, Global Gaming’s financial results are included in the number for Lottery.com

	For the three months ended September 30, 2021		For the nine months ended September 30, 2021
	Lottery.com (As presented above)	Proforma Lottery.com	Lottery.com (As presented above)	Global Gaming Acquisition (Historical)	Proforma Lottery.com
Total revenues	$32,248	$32,248	$47,035	$1,962	$48,998
Net income (loss)	11,153	11,153	3,563	(86)	3,477
Net income (loss) attributable to common shareholders	$11,153	$11,153	$3,563	$(86)	$3,477

Net income (loss) per common share
Basic	$1.89	$1.89	$0.64		$0.63
Diluted	$0.24	$0.24	$0.08		$0.08

Weighted average common shares outstanding
Basic	5,900,980	5,900,980	5,534,794		5,534,794
Diluted	45,956,427	45,956,427	45,590,241		45,590,241

3.      Business Combination

On August 28, 2018, the Company entered into a Purchase Agreement to purchase all of membership interest of TinBu. In 2018, the Company acquired TinBu, a digital publisher and provider of lottery data results, jackpots, results, and other data, as a wholly owned subsidiary. Through TinBu, our Data Service delivers daily results of over 820 domestic and international lottery games from more than 40 countries, including the United States, Canada, and the United Kingdom, to over 400 digital publishers and media organizations.

Our technology pulls real time primary source data, and, in some instances, we additionally acquire data from dedicated data feeds from the lottery authorities; our data is constantly monitored to ensure accuracy and timely delivery. We are not required to obtain licenses or approvals from the lottery authorities to pull this primary source data or acquire the data from such dedicated feeds. Commercial acquirers of our Data Service pay a subscription for access to the Data Service and, for acquisition of certain large data sets, an additional per record fee.

The Company has determined that the acquisition was a business combination under ASC 805 whereby the assets acquired and the liabilities assumed are recorded at their fair values with any excess of the aggregate consideration over the fair values of the identifiable net assets allocated to goodwill. Operating results have been included in these consolidated financial statements from the date of the acquisition. Any goodwill recognized is attributed based on reporting units.

The purchase consideration was as follows:

Cash	$12,474,635
Notes payable	$200,000
Options to purchase Digital Security	3,176,214
Total purchase consideration	$15,590,849

According to the purchase agreement dated on August 28, 2018, the purchase consideration consisted of cash consideration of $6,500,000 and options to purchase up to 4,000,000 digital securities at $0.05 per digital securities. The Purchase Agreement specified two members as the majority members and the remaining members as the minority members. Cash consideration was not immediately transferred at the acquisition date. Instead, a payment schedule was specified on the purchase agreements. Options to purchase securities were awarded to each member at the acquisition date. The broker fees for this transaction of $260,000 cash and 160,000 digital security options (valued at approximately $380,000 as calculated below) were expensed immediately.

On January 25, 2019, the payments to the majority members of TinBu were amended to be a final consideration to the majority members of TinBu. According to the modification agreement, the final consideration to the majority members of TinBu was changed from approximately $4,120,000 and 2,535,665 digital security options to approximately $10,295,000 cash consideration and no digital securities options. The cash consideration of $10,000,000 was not transferred immediately at the time the modification agreement was entered. The modification agreement on January 25, 2019 did not change the purchase consideration to the minority member of TinBu and the broker. After the modification, the total consideration comprised of the following:

Total consideration to majority members per modification agreement	$10,295,088
Cash consideration to minority members per purchase agreement	2,119,547
Implied value of digital securities options for minority members	3,176,214
Total purchase price	$15,590,849

The implied value of the digital securities options for minority members was calculated based on the difference in cash consideration to majority members from the original agreement versus the modified agreement of approximately $6,175,000 divided by the difference in digital securities options of 2,535,665, or $2.44 per digital securities option.

The modification agreement specified the payment methods for the final consideration, including payments from investments and certain sales. In conjunction with the modification agreement, promissory notes of $200,000 were entered with the majority members of TinBu. Given the modification agreement was entered within 6 months after the purchase agreement, the Company considered the guidance about measurement period. The promissory notes have a conversion feature that upon a qualified financing or a change of control, the notes would be converted to shares of senior preferred stock. The Company does not expect the conversion feature from promissory notes to preferred stock would have a significant value. Thus, the face values of the promissory notes are included in the purchase price.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their estimated fair values at the acquisition date as follows:

Cash	$128,434
Accounts receivable	26,407
Prepaids and other assets	62,856
Property and equipment, net	492
Rent deposit	3,860
Intangible assets	2,380,000
Goodwill	12,997,048
Total assets	$15,599,097

Accounts payable and other liabilities	$8,248
Net assets acquired	$15,590,849